Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Summarized Balance Sheet of Variable Interest Entity (VIE)

The following table summarizes the balance sheet of the Voyageur Spirit as at December 31, 2012:

$
ASSETS
Cash and cash equivalents	9,756
Other current assets	11,380
Vessels and equipment	455,819
Deferred tax assets	1,955

Total assets	478,910

LIABILITIES AND EQUITY
Accounts payable	18,359
Accrued liabilities	3,687
Long-term debt(note 8)	230,359
Derivative liabilities	4,509
Other long-term liabilities	13,344

Total liabilities	270,258
Total equity	208,652

Total liabilities and total equity	478,910

Summary of Preliminary and Final Fair Values of Assets Acquired and Liabilities Assumed, Including VIE

The following table summarizes the preliminary and final purchase price allocation, which included the Voyageur Spirit VIE, by the Company at November 30, 2011:

	Preliminary $	Revisions $	Final $
ASSETS
Cash and cash equivalents	50,230	—	50,230
Other current assets	29,209	—	29,209
Vessels and equipment	869,952	22,400	892,352
Deferred income taxes	3,307	—	3,307
Investment in Sevan Marine	49,200	(12,100)	37,100
Other assets—long-term	659	—	659

Total assets acquired	1,002,557	10,300	1,012,857

Current liabilities	41,376	—	41,376
In-process revenue contracts	158,968	—	158,968
Long-term debt (note 8)	220,497	—	220,497
Other long-term liabilities	6,036	—	6,036
Non-controlling interest	144,600	—	144,600

Total liabilities assumed	571,477	—	571,477

Net assets acquired	431,080	—	441,380

Bargain purchase gain	(58,235)	(10,300)	(68,535)

Cash consideration	372,845	—	372,845

Comparative Summarized Consolidated Pro Forma Financial Information

The following table shows comparative summarized consolidated pro forma financial information for the Company for the years ended December 31, 2011 and 2010, giving effect to the Company’s acquisition of the Sevan FPSO units as if it had taken place on January 1, 2010:

	Pro Forma Year Ended December 31, 2011 (unaudited) $	Pro Forma Year Ended December 31, 2010 (unaudited) $
Revenues	2,109,929	2,284,336
Net loss	(372,132)	(176,456)
Loss per common share
- Basic	(5.03)	(3.79)
- Diluted	(5.03)	(3.79)